BULLFINCH FUND, INC.
                           2 LANTERN LANE
                   HONEOYE FALLS, NEW YORK  14472
                           (716)  624-1758
                           1-888-BULLFINCH
                          (1-888-285-5346)

                           Semi-Annual Report
                            December 31, 2000
                               (Unaudited)

                                                    February 15, 2001

Dear Fellow Shareholders:

We are very pleased to present the December 2000 Semi-Annual Report (Unaudited) of the Bullfinch Fund, Inc. This report contains the unaudited statements for both the Unrestricted Series and the Western New York Series.

Asset growth in the Unrestricted Series continues to be very good and we look forward to continued growth in the net assets in both Series. At this point in the life of the Series, asset growth is most important as it allows the expense ratio of the fund to continue to decline.

As the NASDAQ was on its way to its worst performance in history, we were buying leading technology name stocks at very attractive valuations. By taking advantage of the sell off in technology stocks, we believe the funds are well positioned to do well for our shareholders in the year 2001.

We wish to thank our shareholders for expressing their confidence in us and wish them continued good fortune in the coming year.

Best Regards,
Bullfinch Fund, Inc.

Christopher Carosa
President

                              UNRESTRICTED SERIES
                     (A Series Within Bullfinch Fund, Inc.)

                       UNAUDITED FINANCIAL STATEMENTS AS OF
                                 DECEMBER 31, 2000

                             UNRESTRICTED SERIES
                    (A SERIES WITHIN BULLFINCH FUND, INC.)
                      STATEMENT OF ASSETS AND LIABILITIES
                              DECEMBER 31, 2000
                                 (UNAUDITED)

ASSETS
                                                           12/2000
Investments in securities, at fair value,
 identified cost $ 1,154,655                           $ 1,177,298
Cash                                                        59,736

Accrued interest and dividends                               1,723

Prepaid expenses                                             1,669

Organization expenses, net of accumulated
 amortization of $2,713                                        626

    --------
Total assets                                            $1,241,052
                                                          ========
LIABILITIES
Accounts payable                                            28,032
                                                          --------

NET ASSETS
Net assets (equivalent to $11.12 per share
 based on 109,131.867 shares of common
 stock outstanding)                                    $ 1,213,020
                                                         =========

COMPOSITION OF NET ASSETS
   Shares of common stock                              $ 1,216,762

   Accumulated net investment income                        17,494

   Net unrealized appreciation on investments              (21,236)
                                                         ---------

Net assets at December 31, 2000                        $ 1,213,020
                                                         =========

	The accompanying notes are an integral part of these statements.

                                UNRESTRICTED SERIES
                        (A SERIES WITHIN BULLFINCH FUND, INC.)
                        SCHEDULE OF INVESTMENTS IN SECURITIES
                                 DECEMBER 31, 2000
                                   (UNAUDITED)

                                               Historical
Common Stocks - 96.8%               Shares           Cost          Value
   Leisure & Recreational - 12.9%
      Hasbro Inc.                    1,400         25,726         14,875
      International Game Technology  1,600         29,749         76,800
      Mattel Inc.                    4,550         52,852         65,702
                                                 ---------       --------
                                                  108,327        157,377
   Banking and Finance - 6.7%
      Fiserv, Inc                    1,000         21,566         47,438
      National City Corp             1,200         28,461         34,500
                                                 ---------       --------
                                                   50,027         81,938
   Office Equipment - 5.3%
      Diebold, Inc.                  1,650         41,069         55,069
      Xerox Corp.                    1,900         51,149          8,787
                                                 ---------       --------
                                                   92,217         63,856
   Instruments - 2.3%
      Checkpoint Systems, Inc.       3,700         32,717         27,519

   Utilities - Natural Resources - 6.5%
      Empire District Electric Co.   1,250         21,665         32,891
      Hawaiian Electric              1,250         41,040         46,484
                                                 ---------       --------
                                                   62,706         79,375
   Electrical Equipment - 3.2%
      Baldor Electric Company        1,850         36,962         39,081

   Retail - General - 6.5%
      Dollar General                 1,952         26,304         36,844
      Family Dollar Stores, Inc.     1,950         31,662         41,803
                                                 ---------       --------
                                                   57,966         78,647

   Retail - Specialty - 2.9%
	     Lowes Companies, Inc.		          800	        33,330	        35,600

   Semiconductors - 5.0%
     	Intel Corp.				                1,400	        57,350	        42,088
      Motorola, Inc.			                900	        26,917		       18,225
								                                         ---------		     --------
								                                           84,267		       60,313
   Telecommunications - 4.3%
     	AT&T Corp.				                 1,000	        33,030		       17,313
	     Worldcom, Inc.			              2,500	        63,308		       35,156
								                                         ---------		     --------
                                        								   96,338		       52,469
   Medical Products and Supplies - 4.3%
      Dentsply Intl Inc.             1,350         30,400         52,819

   Computers - Hardware - 5.0%
     	Compaq Computer Corp.		        2,000	        42,066		       30,100
	     Dell Computer Corp.		          1,750	        50,700	        30,516
								                                         ---------		     --------
								                                           92,766		       60,616

   Computers - Networking - 2.7%
     	Cisco Systems, Inc.		            850   	     31,209		       32,513

   Computers - Software - 7.6%
     	Microsoft Corp.			             1,000	        55,519         43,375
      Network Associates, Inc.       1,500         55,046          8,166
	     Synopsis, Inc.			                800	        33,580	       	37,950
	     Veramark Tech. Inc.		          5,050	        30,154	         3,126
								                                         ---------		     --------
								                                          174,299		       92,617

   Pharmaceuticals - 3.8%
      Covance, Inc.                  4,300         46,242         46,225

   Tobacco Products - 6.7%
      Phillip Morris                 1,850         40,459         81,400

   Shoes & Leather - 2.3%
      Wolverine World Wide           1,800         27,591         27,450

   Electronics Components - 3.0%
      Park Electrochemical Corp      1,200         20,771         36,825

   Real Estate & Related - 3.4%
    		First American Financial       1,250         21,869         41,094

   Commercial Services - 1.5%
    		Paychex, Inc.                    375          6,050          18,234

   Foods & Beverages - 0.8%
    		Pepsico, Inc.                    200          6,975           9,913

   Entertainment - 0.1%
    		Walt Disney Prod, Inc.            48          1,166          1,389
                                                ---------      ---------
TOTAL COMMON STOCKS                           $ 1,154,655    $ 1,177,298
                                                ---------      ---------
                                              $ 1,154,655    $ 1,177,298
                                                =========      =========


	The accompanying notes are an integral part of these statements.

                              UNRESTRICTED SERIES
                     (A SERIES WITHIN BULLFINCH FUND, INC.)
                           STATEMENTS OF OPERATIONS
              FOR THE PERIOD FROM JULY 1, 2000 TO DECEMBER 31, 2000,
             AND FOR THE YEARS ENDED JUNE 30, 2000,JUNE 30, 1999, AND
					JUNE 30, 1998

                                  (UNAUDITED)

                                    12/2000    6/2000    6/1999      6/1998
INVESTMENT INCOME:
   Dividends                       $ 10,810   $ 22,196   $ 10,720  $   8,559
   Interest                               0          0      2,990      5,301
                                   --------   --------  ---------  ---------
                                     10,810   $ 22,196     13,710     13,860


EXPENSES:
   Management Fees                    7,106     12,199      8,102      6,599
   Reimbursement of Management Fees       0       (258)    (1,479)    (3,303)
   Legal and Professional             3,056      4,000      3,750      3,000
   Directors' Fee                       403        600        600        900
   Amortization                         874        581        581        814
   Fidelity Bond                        247        491        520        689
   Taxes                                177        350        502        637
   Registration Fees                    279        960      1,246        676
   Bank Service Charges                 318        535        917        404
   Dues and Subscriptions                76         88        144        110
   Reserve for Accrual                   63
                                   -------------------------------------------
                                     12,473     19,546     14,883     10,526
                                   -------------------------------------------
Investment income(loss) - net        (1,663)     2,650     (1,173)     3,334
                                   -------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS:
 Realized gain (loss) from
    securities transactions           2,059     95,873    (21,740)        18
 Unrealized appreciation (deprec-
    iation)during the period        (21,236)   (10,427)    48,330     (3,930)
                                   -------------------------------------------
Net gain (loss) on investments      (19,177)    85,446     26,590     (3,912)
                                   -------------------------------------------

INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS       $(20,840)  $ 88,096    $ 25,417    $ (578)
                                   ===========================================

	The accompanying notes are an integral part of these statements.





                              UNRESTRICTED SERIES
                    (A SERIES WITHIN BULLFINCH FUND, INC.)
                      STATEMENTS OF CHANGES IN NET ASSETS
              FOR THE PERIOD FROM JULY 1, 2000 TO DECEMBER 31, 2000,
    AND FOR THE YEARS ENDED JUNE 30, 2000,JUNE 30, 1999, AND JUNE 30,1998
 						(UNAUDITED)

                                     12/2000     6/2000    6/1999      6/1998
INCREASE IN NET ASSETS
  FROM OPERATIONS:
   Investment income (loss) - net    ($1,663)   $ 2,650    $(1,173)   $  3,334
   Net realized gains (loss) from
     securities transactions           2,059     95,873    (21,740)         18
   Net change in unrealized
     appreciation of investments     (21,236)   (10,427)    48,330      (3,930)
                                     -----------------------------------------
Increase (decrease) in net assets
     from operations                 (20,840)    88,096     25,417        (578)


CAPITAL SHARE TRANSACTIONS
  Sales (14,695.875, 11,736.574,
  33,858.650, and 73,972.543 shares) 164,553    140,586      363,607   832,796
  Redemptions (1,636.596,4,763.031,
  21,814.254 and 17,275.449 shares)  (18,346)   (55,077)    (225,795) (202,999)
                                     -----------------------------------------
  Total capital share transactions   146,207     85,509      137,812   629,797
                                     -----------------------------------------
  Increase in net assets             125,366    173,605      163,229   629,219


NET ASSETS:
   Beginning of period             1,087,653    914,048      750,819   121,600
                                    ------------------------------------------
   End of period                  $1,213,020 $1,087,653    $ 914,048 $ 750,819
                                    ==========================================

	The accompanying notes are an integral part of these statements.

                              UNRESTRICTED SERIES
                     (A SERIES WITHIN BULLFINCH FUND, INC.)
                         NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2000
                                  (UNAUDITED)

(1)   The Organization

      The Unrestricted Series (the "Series") is a series of the Bullfinch
      Fund, Inc. (the "Fund") was organized as a corporation in Mary-land on January 29, 1997 and commenced operations on February 1, 1997. The Fund had no operations prior to February 1, 1997 other than matters relating to its organization and registration as an open-end, non-divers-ified management investment company under the Investment Company Act of 1940, and its registration of securities under the Securities Act of 1933. On February 1, 1997, the Fund sold 11,247.184 shares of common stock ("initial shares") to its initial, joint tenant investors.

      The investment objective of the Series is to seek conservative long-term growth in capital. The Adviser seeks to achieve this objective by using an asset mix consisting primarily of exchange listed securities and over-the-counter common stocks as well as U.S. Government securities maturing within five years.

(2)   Summary of Significant Accounting Policies

      Cash -

      Cash consists of amounts deposited in money market accounts and is not federally insured. The Fund has not experienced any losses on such amounts and believes it is not exposed to any significant credit risk on cash.

      Security Valuation -

      The Series records its investments at fair value.

      Securities traded on national securities exchanges or the NASDAQ National Market System are valued daily at the closing prices of the securities on those exchanges and securities traded on over-the-counter markets are valued daily at the 4:00pm closing bid prices. Short-term and money market securities are valued at amortized cost which approximates market value.

      Federal Income Taxes -

      For federal income tax purposes, the Fund is expected to qualify as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Therefore, no provision for income taxes is required.

      Organization Expenses -

      Organization expenses are being amortized over a 60-month period.

	The Fund's initial shareholders have agreed that if any of the initial shares are redeemed during the first 60 months of the Fund's operations by any holder thereof, the proceeds of the redemption will be reduced by the pro rata share of the unamortized organization expenses as of the date of the redemption. The pro rata share by which the redemption proceeds shall be reduced shall be derived by dividing the number of original shares redeemed by the total number of original shares outstanding at the time of the redemption.

      Distributions to Shareholders -

	The Series intends to distribute its net investment income and net realized capital gains to its shareholders on December 29, 1998, June 30, 1998 and 1997 in the form of stock dividends equal to 172.798, 297.096 and 78.803 shares of stock.

      Other -

      The Series follows industry practice and records security transactions on the trade date. The specific identification method is used for determin-ing gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

      Estimates -

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements accompanying notes. Actual results could differ from those estimates.


(3)   Investments

      For the period ending December 31, 2000, the Series purchased $203,110 of common stock. During the same period, the Series sold $67,845 of common stock.

      For the year ended June 30, 2000, the Series purchased $745,095 of common stock. During the same period, the Series sold $462,049 of
     	common stock.

      For the year ended June 30, 1999, the Series purchased $317,227 of common stock. During the same period, the Series sold $100,777 of U.S. Government obligations and $195,335 of common stock.

      For the year ended June 30, 1998, the Series purchased $50,455 of U.S. Government obligations and $485,826 of common stock. During the same per-iod, the Series sold $29 of common stock.

      For the period ended June 30, 1997, the Series purchased $50,377 of U.S. Government obligations and $5,541 of common stock. During the same per-iod, the Series sold $7,663 of common stock and $256 of short-term in-vestments.

      At December 31, 2000, the gross unrealized appreciation for all securi-ties totaled $267,208 and the gross unrealized depreciation for all securities totaled $244,566, or a net unrealized appreciation of $22,642. The aggregate cost of securities for federal income tax purposes at December 31, 2000 was $1,154,655.

      At June 30, 2000, the gross unrealized appreciation for all securities totaled $149,794 and the gross unrealized depreciation for all securities totaled $107,544, or a net unrealized appreciation of $42,250. The aggregate cost of securities for federal income tax purposes at June 30, 2000 was $1,019,460.

      At June 30, 1999, the gross unrealized appreciation for all securities totaled $134,100 and the gross unrealized depreciation for all securities totaled $81,423, or a net unrealized appreciation of $52,677. The aggre-gate cost of securities for federal income tax purposes at June 30, 1999 was $640,542.

      At June 30, 1998, the gross unrealized appreciation for all securities totaled $62,102 and the gross unrealized depreciation for all securities totaled $57,755, or a net unrealized appreciation of $4,347. The aggre-gate cost of securities for federal income tax purposes at June 30, 1998 was $641,167.




(4)   Investment Advisory Agreement

      Carosa, Stanton & DePaolo Asset Management, LLC serves as investment advisor to the Fund pursuant to an investment advisory agreement which was approved by the Fund's board of directors. Carosa, Stanton & DePaolo Asset Management, LLC is a registered Investment adviser under the Investment Advisers Act of 1940. The Investment advisory agreement provides that Carosa, Stanton & DePaolo Asset Management, LLC, subject to the supervision and approval of the Fund's board of directors, is responsible for the day-to-day management of the Series' portfolio which include selecting the investments and handling its business affairs.

	As compensation for its services to the Fund, the investment advisor re-ceives monthly compensation at an annual rate of 1.25% on the first $1 million of daily average net assets and 1% on that portion of the daily average net assets in excess of $1 million. These fees will be reduced by any sub-transfer agent fees incurred by the Fund.

	Carosa, Stanton & DePaolo Asset Management, LLC has agreed to forego sufficient investment advisory fees to limit total expenses of the Fund to 2% of the first $10 million in average assets and 1.5% of the next $20 million in average assets.


(5)   Capital Share Transactions

      The Fund has authorized 10,000,000 shares of common stock at $0.01 par value per share. Each share has equal dividend, distribution and liquid-ation rights. Transactions in capital stock were as follows:

                                                    Shares          Amount
      Shares sold during 1997                   11,247.184     $   112,471
      Shares issued in 6/30/97 stock dividend       78.803               -
                                                ----------     -----------
                                                11,325.987         112,471
                                                ----------     -----------

      Shares sold during 1998                   73,972.543     $   832,796
      Shares redeemed during 1998              (17,275.449)       (202,999)
      Shares issued in 6/30/98 stock dividend      297.096               -
                                                ----------     -----------
                                                56,994.190         629,797
                                                ----------     -----------

      Shares sold during 1999                   33,858.650         363,607
      Shares redeemed during 1999              (21,814.254)       (225,795)
      Shares issued in 12/29/98 stock dividend     172.798               -
                                                ----------     -----------
                                                12,217.194         137,812
                                                ----------     -----------

      Shares sold during 2000                   11,736.574         140,586
      Shares redeemed during 2000              ( 4,763.031)       ( 55,077)
      Shares issued in 6/28/00 stock dividend    8,561.674               -
                                                ----------     -----------
                                                15,535.217          85,509
                                                ----------     -----------

      Shares sold this period                   14,695.875     $   164,553
      Shares redeemed this period               (1,636.596)        (18,346)
                                                ----------     -----------
                                                13,059.279         146,207
                                                ----------     -----------
                                               109,131.867       1,111,796
                                               ===========     ===========







                            UNRESTRICTED SERIES
                    (A SERIES WITHIN BULLFINCH FUND, INC.)
                    FINANCIAL HIGHLIGHTS AND RELATED RATIOS/
                   SUPPLEMENTAL DATA FOR A SHARE OUTSTANDING
              FOR THE PERIOD FROM JULY 1, 2000 TO DECEMBER 31, 2000,
        FOR THE YEARS ENDED JUNE 30, 2000, JUNE 30, 1999, AND JUNE 30,1998
                                (UNAUDITED)

                                          12/2000  6/2000   6/1999   6/1998
NET ASSET VALUE, beginning of period      $ 11.32 $ 11.35  $ 10.99  $ 10.74

INCOME FROM INVESTMENT OPERATIONS
	Net investment income                  (.02)    .03     (.01)       -

	Net gain on securities both
          realized and unrealized            (.18)   1.07      .40      .30
                                          ------------------------------------
                                             (.20)    1.10	   .39      .30
                                          ------------------------------------
STOCK DIVIDEND                                .00   (1.13)    (.03)    (.05)
                                          ------------------------------------
NET ASSET VALUE, end of period            $ 11.12 $ 11.32   $ 11.35  $ 10.99
                                       =======================================

NET ASSETS, end of period             $ 1,213,020 $1,087,653$ 914,048 $ 750,819
                                       =======================================


                                          Actual*   Actual   Actual   Actual**
RATIO OF EXPENSES TO AVERAGE NET ASSETS    1.3%      2.0%     2.0%     1.1% **

RATIO OF NET INVESTMENT INCOME TO
  AVERAGE NET ASSETS                      (0.2%)    (0.2%)    0.6%     0.3% **

PORTFOLIO TURNOVER RATE                    6.9%     40.7%      -       6.9% **

* The ratios presented were calculated using operating data for the six month period from July 1, 2000 to December 31, 2000.

** The ratios presented were calculated using operating data for the five month period from inception (February 1, 1997) to June 30, 1997.


	The accompanying notes are an integral part of these statements.

                           WESTERN NEW YORK SERIES
                     (A Series Within Bullfinch Fund, Inc.)

                      UNAUDITED FINANCIAL STATEMENTS AS OF
                              DECEMBER 31, 2000

                             WESTERN NEW YORK SERIES
                    (A SERIES WITHIN BULLFINCH FUND, INC.)
                      STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2000
                                  (UNAUDITED)
ASSETS
                                                           12/2000
Investments in securities, at fair value,
 identified cost $256,470                                $ 222,123

Cash                                                        38,444

Accrued interest and dividends                                 174

Prepaid expenses                                               633

Organization expenses, net of accumulated
 amortization of $2,267                                      1,072
                                                        ----------
Total assets                                               262,446
                                                        ----------
LIABILITIES
Accounts payable                                             6,268


NET ASSETS
Net assets (equivalent to $8.82 per share
 based on 29,053.478 shares outstanding)                $  256,178
                                                        ==========

COMPOSITION OF NET ASSETS
   Shares of common stock                               $  288,577

   Accumulated net investment income                         1,948

   Net unrealized appreciation on investments              (34,347)
                                                        ----------

Net assets at December 31, 2000                         $  256,178
                                                        ==========

	The accompanying notes are an integral part of these statements.

                             WESTERN NEW YORK SERIES
                        (A SERIES WITHIN BULLFINCH FUND, INC.)
                         SCHEDULE OF INVESTMENTS IN SECURITIES
                                DECEMBER 31, 2000
                                   (UNAUDITED)

                                               Historical
Common Stocks - 86.5%               Shares           Cost          Value

   Aerospace - 7.5%
	Moog, Inc. Class A	        100		    2,930	       2,900
	Northrop Grumman			  195		    4,945		16,185
								   -------		-------
								    7,875	      19,685
   Broadcasting - 6.0%
	Adelphia Communications		   300	   9,066		15,488

   Electrical Equipment - 0.9%
      PSC, Inc.                      1,950         18,587          1,463
      Veramark Tech Inc.             1,500          9,783            937
                                                 ---------       --------
                                                   28,370          2,400
   Food & Beverage - 2.3%
	Constellation Brands		   100	    5,017	       5,875

   Computers - Software - 0.7%
 	Network Associates, Inc.         400          9,425          1,675

   Retail - Specialty - 3.5%
	Lowes Companies, Inc.		   200	    8,380	       8,900

   Semiconductors - 1.6%
	Motorola, Inc.			   200	    6,005		 4,050

   Steel - 3.7%
      Bethlehem Steel Corporation      450          3,552            788
      Gilbraltar Steel Corp            500          8,975          8,781
                                                 ---------       --------
                                                   12,527          9,569
   Telecommunications - 4.7%
	AT&T Corp.				   250	    8,280		 4,328
	Worldcom, Inc.			   550	   12,436	       7,734
								  --------		-------
								   20,716		12,062

   Electronics Components - 5.0%
      Astronics Corp.                  605          5,021          7,260
	Astronics Corp. Cl B		    60		  0		   600
      Paxar Corp.                      500          4,192          5,094
                                                 ---------       --------
                                                    9,213         12,954
   Railroads - 8.5%
      Genesee & Wyoming Class A        800          9,941         21.900

   Office Equipment - 0.8%
      Xerox Corp.                      450         12,058          2,081

   Real Estate & Related - 4.1%
      Home Properties of NY, Inc.      200          5,624          5,587
      Sovran Self Storage              250          6,892          4,969
                                                 ---------       --------
                                                   12,516         10,556
   Chemical - 2.9%
      CPAC, Inc.                     1,200          7,236          7,350

   Tobacco Products - 3.4%
      Phillip Morris                   200          4,892          8,800

   Leisure & Recreational - 5.6%
      Mattel Inc.                    1,000         14,245         14,440

   Computers - Networking - 2.7%
      Performance Technologies, Inc.   500          5,408          6,813

   Computers - Hardware - 4.7%
	Compaq Computer Corp.		   400	    8,560		 6,020
	Dell Computer Corp.		   350	   10,734		 6,103
								  -------	      -------
								   19,294	      12,123
   Industrial Materials - 0.6%
 	Servotronics, Inc.               600          5,624          1,613

   Utilities - Natural Resources - 3.8%
      Rochester Gas & Electric         300          6,255          9,731

   Commercial Services - 4.3%
      Paychex, Inc.                    225          4,413         10,941

   Computers - Services - 0.5%
      Computer Task Group Inc.         300          7,064          1,181

   Metal Fabrication & Hardware - 2.0%
      Graham Corp.                     500          3,798          5,063

   Furniture - 1.1%
      Bush Industries Inc.             250          6,263          2,906

   Environmental Services - 1.8%
      Sevenson Environmental Svcs Inc. 400          5,071          4,730

   Computers - Distributors - 2.6%
      Ingram Micro                     600         10,909          6,750

   Industrial Services - 0.9%
      American Locker Group Inc.       400          2,544          2,200

   Machinery - 0.3%
      Columbus McKinnon Corp           100          2,344            888
                                                 ---------       --------

TOTAL COMMON STOCK                               $ 256,470      $ 222,123
                                                 =========      =========


	The accompanying notes are an integral part of these statements.

                            WESTERN NEW YORK SERIES
                     (A SERIES WITHIN BULLFINCH FUND, INC.)
                            STATEMENT OF OPERATIONS
            FOR THE PERIOD FROM JULY 1, 2000 TO DECEMBER 31, 2000 AND
                    FOR THE YEARS ENDED JUNE 30, 2000 AND JUNE 30, 1999 FOR THE PERIOD FROM INCEPTION (SEPTEMBER 29, 1997) TO JUNE 30, 1998

                                      12/2000  6/2000    6/1999    6/1998
INVESTMENT INCOME:
   Dividends                          $ 2,574  $ 4,848   $ 2,904 $ 1,705
   Interest                                 -              -       1,121
                                      ----------------------------------
                                        2,574    4,848     2,904   2,826
                                      ----------------------------------
EXPENSES:
   Management Fees                      1,611    2,980     2,042   1,214
   Reimbursement of Management Fees        -    (5,306)   (5,924) (3,016)
   Legal and Professional                 504    4,000     3,750   3,000
   Directors' Fee                         403      600       600     300
   Amortization                           496      778       776     324
   Fidelity Bond                          247      490       458     230
   Taxes                                  176      472       382     238
   Registration Fees                      282     462        607     341
   Bank Service Charges                   181      340       767       -
   Dues and Subscriptions                  45       96        71       -
   Reserve Adjustment                    (192)
                                       ----------------------------------
                                        3,754     4,912     3,529   2,631
                                       ----------------------------------
Investment income (loss) - net         (1,181)      (64)     (625)    195
                                       ----------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
     ON INVESTMENTS:
   Realized gain (loss) from
     securities transactions            1,299      (359)    (2,829)    -
   Unrealized appreciation (depreciation)
     during the period                (28,539)   15,314    (18,496) 3,071
                                      -----------------------------------
   Net gain (loss) on investments     (27,240)   14,955    (21,325) 3,071
                                      -----------------------------------

INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS         $(28,420) $ 14,891   $(21,950)$3,266
                                      ===================================

	The accompanying notes are an integral part of these statements.




                          WESTERN NEW YORK SERIES
                    (A SERIES WITHIN BULLFINCH FUND, INC.)
                      STATEMENT OF CHANGES IN NET ASSETS
            FOR THE PERIOD FROM JULY 1, 2000 TO DECEMBER 31, 2000 AND
                    FOR THE YEARS ENDED JUNE 30, 1999 AND
       FOR THE PERIOD FROM INCEPTION (SEPTEMBER 29, 1997) TO JUNE 30, 1998

                                      12/2000  6/2000   6/1999      6/1998
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS:
   Investment income (loss) - net    $ (1,181)$   (64)$   (625)   $    195
   Net realized gain (loss) from
     securities transactions            1,299    (359)   (2,829)         -
   Net change in unrealized appreciation
     (depreciation) of investments    (28,539) 15,314   (18,496)     3,071
                                     -------------------------------------
Increase (decrease) in net assets
     from operations                  (28,420) 14,891   (21,950)     3,266


CAPITAL SHARE TRANSACTIONS
  Sales (3,112.033, 11,777.098
       and 16,850.33 shares)           30,000   2,000   108,178    172,964
  Redemptions (0, 2,458.779
       and 0 shares)                        0  (4,497)  (20,254)         -
                                      ------------------------------------
      Total capital share transactions 30,000  (2,497)   87,924    172,964
                                      ------------------------------------
      Increase (decrease)in net assets  1,580  12,394    65,974    176,230



NET ASSETS:
   Beginning of period                254,598  242,204   176,230         -
                                     -------------------------------------
   End of period                     $256,178 $254,598  $242,204  $176,230
                                     =====================================
	The accompanying notes are an integral part of these statements.

                           WESTERN NEW YORK SERIES
                     (A SERIES WITHIN BULLFINCH FUND, INC.)
                        NOTES TO FINANCIAL STATEMENTS
                              DECEMBER 31, 2000
                                (UNAUDITED)

(1)   The Organization

      The Western New York Series (the "Series") is a series of the Bullfinch Fund, Inc. (the "Fund") was organized as a corporation in Mary-land on January 29, 1997 as an open-end, non-diversified management investment company under the Investment Company Act of 1940, and its registration of securities under the Securities Act of 1933. On September 29, 1997, the Fund sold 10,500 shares of the
      Series to its initial investor for $105,000.

      The investment objective of the Series is to seek capital appreciation through the investment in common stock of companies with in important economic presence in the Greater Western New York Region. The Adviser seeks to achieve this objective by using an asset mix consisting primarily of exchange listed securities and over-the-counter common stocks as well as U.S. Government securities maturing within five years.

(2)   Summary of Significant Accounting Policies

      Cash -

      Cash consists of amounts deposited in money market accounts and is not federally insured. The Fund has not experienced any losses on such amounts and believes it is not exposed to any significant credit risk on cash.

      Security Valuation -

      The Series records its investments at fair value.

      Securities traded on national securities exchanges or the NASDAQ National Market System are valued daily at the closing prices of the securities on those exchanges and securities traded on over-the-counter markets are valued daily at the 4:00 pm closing bid prices. Short-term and money market securities are valued at amortized cost which approximates market value.

      Federal Income Taxes -

      For federal income tax purposes, the Fund is expected to qualify as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Therefore, no provision for income taxes is required.

      Organization Expenses -
      Organization expenses are being amortized over a 60-month period.

	The Series' initial shareholders have agreed that if any of the initial shares are redeemed during the first 60 months of the Series' operations by any holder thereof, the proceeds of the redemption will be reduced by the pro rata share of the unamortized organization expenses as of the date of the redemption. The pro rata share by which the redemption proceeds shall be reduced shall be derived by dividing the number of original shares redeemed by the total number of original shares outstanding at the time of the redemption.

      Distributions to Shareholders -

	The Fund has distributed its net investment income and net realized capital gains to its shareholders on June 30, 1998 in the form of stock dividends equal to 17.737 shares of stock.

      Other -

      The Series follows industry practice and records security transactions on the trade date. The specific identification method is used for determin-ing gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

      Estimates -

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements accompanying notes. Actual results could differ from those estimates.

(3)   Investments

      For the period from July 1, 2000 to December 31, 2000, the Series purchased $20,371 of common stock and sold $22,655 of common stock.

      For the period ended June 30, 2000, the Series purchased $122,072 of common stock. During the same period, the Series sold $56,388 of common stock.

	For the period ended June 30, 1999, the Series purchased $77,365 of common stock. During the same period, the Series sold $24,463 of common stock.

      For the period ended June 30, 1998, the Series purchased $98,879 of U.S. Government obligations and $136,357 of common stock.

      At December 31, 2000, the gross unrealized appreciation for all securi-ties totaled $51,629 and the gross unrealized depreciation for all securities totaled $85,976, or a net unrealized depreciation of $34,347. The aggregate cost of securities for federal income tax purposes at December 31, 1999 was $256,470.

At June 30, 2000, the gross unrealized appreciation for all securities totaled $32,853 and the gross unrealized depreciation for all securities totaled $32,964, or a net unrealized depreciation of $111. The aggre-gate cost of securities for federal income tax purposes at June 30, 1999 was $251,757.

      At June 30, 1999, the gross unrealized appreciation for all securities totaled $12,525 and the gross unrealized depreciation for all securities totaled $27,950, or a net unrealized depreciation of $15,425. The aggre-gate cost of securities for federal income tax purposes at June 30, 1999 was $186,431.

      At June 30, 1998, the gross unrealized appreciation for all securities totaled $16,011 and the gross unrealized depreciation for all securities totaled $12,940, or a net unrealized appreciation of $3,071. The aggre-gate cost of securities for federal income tax purposes at June 30, 1998 was $136,357.

(4)   Investment Advisory Agreement

      Carosa, Stanton & DePaolo Asset Management, LLC serves as investment advisor to the Fund pursuant to an investment advisory agreement which was approved by the Fund's board of directors. Carosa, Stanton &
      DePaolo Asset Management, LLC is a registered Investment adviser under the Investment Advisers Act of 1940. The Investment advisory agreement provides that Carosa, Stanton & DePaolo Asset Management, LLC, subject to the supervision and approval of the Fund's board of directors, is responsible for the day-to-day management of the Fund's portfolio which include selecting the investments and handling its business affairs.

	As compensation for its services to the Fund, the investment advisor re-ceives monthly compensation at an annual rate of 1.25% on the first $1 million of daily average net assets and 1% on that portion of the daily average net assets in excess of $1 million. These fees will be reduced by any sub-transfer agent fees incurred by the Fund.

	Carosa, Stanton & DePaolo Asset Management, LLC has agreed to forego sufficient investment advisory fees to limit total expenses of the Fund to 2% of the first $10 million in average assets and 1.5% of the next $20 million in average assets.



(5)   Capital Share Transactions

      The Fund has authorized 10,000,000 shares of common stock at $0.01 par value per share. Each share has equal dividend, distribution and liquid-ation rights. Transactions in capital stock were as follows:

                                                    Shares          Amount
      Shares sold during 1998                   16,850.330     $   172,964
      Shares issued in 6/30/98 stock dividend       17.737               -
                                                ----------     -----------
                                                16,868.067         172,964
                                                ----------     -----------
      Shares sold during 1999                   11,777.098         108,178
      Shares redeemed during 1999               (2,458.779)        (20,254)
                                                ----------     -----------
                                                 9,318.319          87,924
                                                ----------     -----------
 	Shares sold during 2000                      225.479           2,000
      Shares redeemed during 1999                 (470.420)         (4,497)
                                                ----------     -----------
                                                  (244.941)         (2,497)
                                          ----------     -----------
Shares sold this period                    3,112.033      $   30,000
      Shares redeemed this period                        -               -
                                                ----------     -----------
                                                 3,112.033          30,000
                                                ----------     -----------
                                                29,053.478         288,391
                                                ==========     ===========





                            WESTERN NEW YORK SERIES
                    (A SERIES WITHIN BULLFINCH FUND, INC.)
                    FINANCIAL HIGHLIGHTS AND RELATED RATIOS/
                   SUPPLEMENTAL DATA FOR A SHARE OUTSTANDING
            FOR THE PERIOD FROM JULY 1, 1999 TO DECEMBER 31, 1999 AND
             FOR THE YEARS ENDED JUNE 30, 2000 AND JUNE 30, 1999 AND
       FOR THE PERIOD FROM INCEPTION (SEPTEMBER 29, 1997) TO JUNE 30, 1998

                                        12/2000  6/2000     6/1999     6/1998
NET ASSET VALUE, beginning of period    $  9.81  $ 9.25   $  10.45    $ 10.00
                                        --------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
    Net investment income (loss)          (0.08)      -      (0.05)       .02

    Net gain (loss) on securities both
      realized and unrealized             (0.91)    .56      (1.15)       .44
                                        --------------------------------------
                                          (0.99)    .56      (1.20)       .46
                                        --------------------------------------
STOCK DIVIDEND                                -       -          -        (.01)
                                        --------------------------------------
NET ASSET VALUE, end of period          $  8.82  $ 9.81    $  9.25     $ 10.45
                                        ======================================

NET ASSETS, end of period               $ 256,178 $254,598 $ 242,204 $ 176,230
                                        ======================================


                                              Actual*    Actual     Actual**
RATIO OF EXPENSES TO AVERAGE NET ASSETS        1.6%       2.0%       2.0%**

RATIO OF NET INVESTMENT INCOME TO
    AVERAGE NET ASSETS                        (0.5%)     (0.4%)      0.2%**

PORTFOLIO TURNOVER RATE                        8.4%      13.9%         -

* The ratios presented were calculated using operating data for the six month period from July 1, 1998 to December 31, 1998.

** The ratios presented were calculated using operating data for the five month period from inception (February 1, 1997) to June 30, 1997.


	The accompanying notes are an integral part of these statements.